Income Taxes Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Reconciliation of Income Tax Provision (Benefit)
A reconciliation of the provision for income taxes and the amount that would have been provided at statutory rates is as follows:

	Years Ended December 31,
(in thousands)	2014	2013	2012
Provision at statutory rate on pretax income	$10,579	$8,601	$5,533
Tax-exempt income on loans and investments	(1,417)	(1,498)	(1,390)
Stock-based compensation	111	162	203
Civil money penalty	—	—	525
Other	(132)	51	43
Total	$9,141	$7,316	$4,914

Components of Income Tax Expense (Benefit)	The components of income tax expense are as follows:

	Years Ended December 31,
(in thousands)	2014	2013	2012
Current expense	$9,390	$7,179	$4,796
Deferred expense (benefit)	(249)	137	118
Total	$9,141	$7,316	$4,914

Schedule of Deferred Tax Assets and Liabilities
The components of the net deferred tax assets were as follows:

	December 31,
(in thousands)	2014	2013
Deferred tax assets:
Allowance for loan losses	$8,749	$8,089
Unrealized losses on securities	2,086	8,893
Stock-based compensation	1,437	1,295
Nonaccrual interest	639	1,330
Other	795	902
Total deferred tax assets	13,706	20,509
Deferred tax liabilities:
Premises and equipment	(3,220)	(3,599)
Prepaid expenses	(344)	(353)
Deferred loan fees	(1,189)	(1,046)
Total deferred tax liabilities	(4,753)	(4,998)
Net deferred tax asset	$8,953	$15,511